Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	[1]	$ 536,748
Depreciation		172,762	$ 169,505
Ending balance		590,216	536,748	[1]
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,038,346	882,531
Other additions		189,363	208,028
Additions through business combinations		37,775	116,837
Derecognition	[2]	(119,780)	(108,560)
Effect of movements in exchange rates		36,649	(60,490)
Ending balance		1,182,353	1,038,346
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		501,598	456,901
Depreciation		172,762	169,505
Derecognition	[2]	(101,899)	(92,830)
Effect of movements in exchange rates		19,676	(31,978)
Ending balance		592,137	501,598
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		339,824
Ending balance		410,269	339,824
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		700,985	588,359
Other additions		126,536	116,440
Additions through business combinations		32,543	75,086
Derecognition	[2]	(42,790)	(41,580)
Effect of movements in exchange rates		23,946	(37,320)
Ending balance		841,220	700,985
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		361,161	330,515
Depreciation		92,915	82,112
Derecognition	[2]	(37,473)	(29,960)
Effect of movements in exchange rates		14,348	(21,506)
Ending balance		430,951	361,161
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		194,225
Ending balance		178,561	194,225
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		331,892	290,358
Other additions		62,376	90,876
Additions through business combinations		5,232	40,297
Derecognition	[2]	(74,502)	(66,563)
Effect of movements in exchange rates		12,634	(23,076)
Ending balance		337,632	331,892
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		137,667	124,677
Depreciation		79,389	85,897
Derecognition	[2]	(63,267)	(62,520)
Effect of movements in exchange rates		5,282	(10,387)
Ending balance		159,071	137,667
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,699
Ending balance		1,386	2,699
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		5,469	3,814
Other additions		451	712
Additions through business combinations			1,454
Derecognition	[2]	(2,488)	(417)
Effect of movements in exchange rates		69	(94)
Ending balance		3,501	5,469
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,770	1,709
Depreciation		458	1,496
Derecognition	[2]	(1,159)	(350)
Effect of movements in exchange rates		46	(85)
Ending balance		$ 2,115	$ 2,770

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[2]	Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.